Property and equipment - Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 4,011,097		₩ 4,046,164
Acquisition		624,370	[1]	676,666	[2]
Disposals		(76,840)		(94,072)
Depreciation	[3]	(570,365)		(524,128)
Asset impairment		(1,409)		0		₩ (7,594)
Amounts transferred from(to) investment property		(16,678)		(9,554)
Amounts transferred from(to) intangible assets		1,550		6,916
Amounts transferred from(to) non-current assets held for sale	[4]	(2,442)		(101,757)
Amounts transferred from(to) operating lease assets		221		214
Effects of foreign currency adjustments		2,800		8,710
Business combination				1,938
Ending balance		3,972,304		4,011,097		4,046,164
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		2,101,176		2,173,134
Acquisition		1,480	[1]	631	[2]
Disposals		(741)		(13,173)
Depreciation	[3]	0
Asset impairment		0
Amounts transferred from(to) investment property		(57,226)		2,892
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) non-current assets held for sale	[4]	(1,688)		(62,288)
Amounts transferred from(to) operating lease assets		0
Effects of foreign currency adjustments		118		(20)
Ending balance		2,043,119		2,101,176		2,173,134
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		702,257		756,486
Acquisition		105,761	[1]	49,220	[2]
Disposals		(1,501)		(1,124)
Depreciation	[3]	(54,486)		(49,935)
Asset impairment		(1,409)
Amounts transferred from(to) investment property		40,548		(12,446)
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) non-current assets held for sale	[4]	(754)		(39,469)
Amounts transferred from(to) operating lease assets		0
Effects of foreign currency adjustments		(165)		(475)
Ending balance		790,251		702,257		756,486
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		588,454		508,417
Acquisition		146,405	[1]	257,662	[2]
Disposals		(3,546)		(4,212)
Depreciation	[3]	(202,124)		(186,307)
Asset impairment		0
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		1,550		6,916
Amounts transferred from(to) non-current assets held for sale	[4]	0
Amounts transferred from(to) operating lease assets		221		214
Effects of foreign currency adjustments		1,499		4,877
Business combination				887
Ending balance		532,459		588,454		508,417
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance		619,210		608,127
Acquisition		370,724	[1]	369,153	[2]
Disposals		(71,052)		(75,563)
Depreciation	[3]	(313,755)		(287,886)
Asset impairment		0
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		0		0
Amounts transferred from(to) non-current assets held for sale	[4]	0
Amounts transferred from(to) operating lease assets		0
Effects of foreign currency adjustments		1,348		4,328
Business combination				1,051
Ending balance		₩ 606,475		₩ 619,210		₩ 608,127

[1]	During 2023, W82,179 million transferred from assets-under-construction is included.
[2]	During 2022, W33,983 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (expense) and insurance service expense of the consolidated statements of comprehensive income.
[4]	Includes buildings, land, etc.